January 7, 2019

Document Control

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Portfolio Series

File No. 333-178936 and No. 811-22656

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 31, 2018 of Registrant’s Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka